Netting Arrangements for Certain Financial Instruments - Information on Company's Accounting Netting Adjustments and Items Not Offset in Consolidated Balance Sheet But Available for Offset in Event of Default (Detail) (USD $)
In Millions, unless otherwise specified
	Dec. 31, 2013	Dec. 31, 2012
Offsetting [Abstract]
Derivative assets Gross Recognized Assets	$ 1,349	$ 1,546
Reverse repurchase agreements Gross Recognized Assets	87	363
Securities borrowed Gross Recognized Assets	723	368
Total Gross Recognized Assets	2,159	2,277
Derivative assets Gross amounts assets offset in consolidated balance sheet	(599)	(418)
Total Gross amounts assets offset in consolidated balance sheet	(599)	(418)
Derivative assets Net Amounts Presented in the Consolidated Balance Sheet	750	1,128
Reverse repurchase agreements Net Amounts Presented in the Consolidated Balance Sheet	87	363
Securities borrowed Net Amounts Presented in the Consolidated Balance Sheet	723	368
Total Net Amounts Presented in the Consolidated Balance Sheet	1,560	1,859
Derivative assets Gross Amounts Not Offset Consolidated Balance Financial Instruments	(21)	(148)
Reverse repurchase agreements Gross financial instrument asset amounts not offset in consolidated balance sheet	(59)	(44)
Securities borrowed Gross financial instrument asset amounts not offset in consolidated balance sheet
Total Gross financial instrument asset amounts not offset in consolidated balance sheet	(80)	(192)
Reverse repurchase agreements Gross collateral received amounts not offset in consolidated balance sheet	(28)	(319)
Securities borrowed Gross collateral received amounts not offset in consolidated balance sheet	(698)	(356)
Total Gross collateral received amounts not offset in consolidated balance sheet	(726)	(675)
Derivative assets Net Amount	729	980
Reverse repurchase agreements Net Amount
Securities borrowed Net Amount	25	12
Total Net Amount Assets	754	992
Derivative liabilities Gross recognized liabilities	1,598	2,178
Repurchase agreements Gross recognized liabilities	2,059	3,389
Securities loaned Gross recognized liabilities
Total Gross recognized liabilities	3,657	5,567
Derivative liabilities Gross amounts liabilities offset in consolidated balance sheet	(1,192)	(1,549)
Total Gross amounts liabilities offset in consolidated balance sheet	(1,192)	(1,549)
Derivative liabilities Net amounts liabilities presented in consolidated balance sheet	406	629
Repurchase agreements Net amounts liabilities presented in consolidated balance sheet	2,059	3,389
Securities loaned Net amounts liabilities presented in consolidated balance sheet
Total Net amounts liabilities presented in consolidated balance sheet	2,465	4,018
Derivative liabilities Gross financial instrument liability amounts not offset in consolidated balance sheet	(21)	(148)
Repurchase agreements Gross financial instrument liability amounts not offset in consolidated balance sheet	(59)	(44)
Securities loaned Gross financial instruments not offset in consolidated balance sheet
Total Gross financial instrument liability amounts not offset in consolidated balance sheet	(80)	(192)
Repurchase agreements Gross collateral pledged amounts not offset in consolidated balance sheet	(2,000)	(3,345)
Securities loaned Gross collateral pledged amounts not offset in consolidated balance sheet
Total Gross collateral pledged amounts not offset in consolidated balance sheet	(2,000)	(3,345)
Derivative liabilities Net Amount	385	481
Repurchase agreements Net Amount
Securities loaned net Amount
Total Net Amount Liabilities	$ 385	$ 481